Summary of Significant Accounting Policies and Other Disclosures	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies and Other Disclosures
Summary of significant accounting policies and other disclosures
1.	Summary of significant accounting policies and other disclosures

a)	Reporting entity and the Group’s structure

InflaRx N.V. (the “Company” or “InflaRx”) is a Dutch public company with limited liability (naamloze vennootschap) with its corporate seat in Amsterdam, the Netherlands, and is registered in the Commercial Register of the Netherlands Chamber of Commerce Business Register under CCI number 68904312. The Company’s registered office is at Winzerlaer Straße 2 in 07745 Jena, Germany. Since November 10, 2017, InflaRx N.V.’s ordinary shares have been listed on the Nasdaq Global Select Market under the symbol IFRX.

InflaRx is a biopharmaceutical company focused on applying its proprietary anti-C5a and C5aR technologies to discover, develop and commercialize first-in-class, potent and specific inhibitors of the complement activation factor known as C5a. On April 4, 2023, the US Food and Drug Administration (FDA) issued an Emergency Use Authorization (EUA) for the emergency use of the Company’s monoclonal anti-C5a antibody vilobelimab, under the brand name Gohibic, for the treatment of COVID-19 in hospitalized adults. These consolidated financial statements of InflaRx comprise the Company and its wholly-owned subsidiaries, InflaRx GmbH, Jena, Germany, and InflaRx Pharmaceuticals Inc., Ann Arbor, Michigan, United States (together referred to as the “Group”).

b)	Basis of preparation

These interim condensed consolidated financial statements for the three- and six-month reporting periods ended June 30, 2023, and 2022 have been prepared in accordance with IAS 34 Interim Financial Reporting. These condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements. Accordingly, this report is to be read in conjunction with the financial statements in our annual report for the year ended December 31, 2022 on form 20-F.

The interim condensed consolidated financial statements were authorized for issue by the board of directors of the Company (the “Board of Directors”) on August 9, 2023.

The financial statements are presented in euros (€). The euro is the functional currency of InflaRx N.V. and InflaRx GmbH. The functional currency of InflaRx Pharmaceuticals Inc. is the U.S. dollar. Effective January 1, 2023, the functional currency of InflaRx N.V. changed from the U.S. dollar to the euro due to a change in the Company’s operational function and, in turn, a change in the primary currency of its underlying transactions. This change in functional currency has been accounted for prospectively.

All financial information presented in euros have been rounded. Accordingly, numerical figures shown as totals in some tables may not be an arithmetic aggregation of the figures that precede them or may deviate from other tables.

The accounting policies adopted are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2022, except for the adoption of new standards effective as of January 1, 2023, as set out below. The Group has not adopted any other standard, interpretation or amendment that has been issued but is not yet effective early.

The following IFRS standards have been applied starting in Q2 2023 for the first time ever, as no transactions in the scope of these IFRS standards had been previously recognized and are not expected to have a significant impact on the Company’s consolidated financial statements in future periods.

●	IAS 2 Inventories

According to IAS 2, inventories are stated at the lower amount of cost or their net realizable value. Cost comprises direct materials and, where applicable, direct labor costs and those overheads that have been incurred in bringing the inventories to their present location and condition. Cost is calculated using the weighted average cost method. Net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution.

●	IFRS 15 Revenue from contracts with customers

Revenue will be recognized when a performance obligation has been satisfied through the transfer of a promised good or service to a customer. An asset is transferred when the customer obtains control of that asset. Revenue will be recognized at the point in time that the control of the products is transferred to the customer and measured considering return liabilities. As of June 30, 2023, no revenue has been recognized.

The following amendments were adopted effective January 1, 2023, and do not have a material impact on the consolidated financial statements of the Group:

●	IFRS 17 Insurance Contracts

●	Amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates

●	Amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction

●	Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies -

The following standards issued will be adopted in a future period, and the potential impact, if any, they will have on the Group’s consolidated financial statements is being assessed:

●	Amendments to IFRS 16 Leases: Leases on Sale and Leaseback

●	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants